Plant, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Plant, Property and Equipment [Abstract]
Plant, Property and Equipment

	December 31,
	2011	2010
Land and improvements	$614	$600
Buildings and improvements	3,066	3,300
Furniture, fixtures and equipment	1,859	1,901
Construction work in process	244	170

	5,783	5,971
Less accumulated depreciation and amortization	(2,513)	(2,648)

	$3,270	$3,323